Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures
NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES

15.1	Equity Investments in Subsidiaries
The basic information regarding Grupo Financiero Galicia’s consolidated subsidiaries is detailed as follows:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.20	12.31.19	12.31.20	12.31.19
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	8,300	100.00%	83.00%
Galicia Administradora de Fondos S.A.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,309	71,310	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	100.00%	100.00%
Galicia Securities S.A.	95,392,000	—	100.00%	—
Galicia Seguros S.A.	1,830,883	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	77,643,963	73,996,713	100.00%	100.00%
IGAM Uruguay Agente de Valores S.A.	12,000	12,000	100.00%	100.00%
INVIU S.A.U.	1,000,000	1,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,012,567,500	541,631,025	100.00%	83.00%
Ondara S.A.	25,776,101	12,955,140	100.00%	83.85%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.	2,824	2,344	100.00%	83.00%
Tarjetas Regionales S.A.	1,680,183,936	894,552,668	100.00%	83.00%
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	946,019,300	794,198,155	151,821,145	20,928,333
Cobranzas Regionales S.A.	1,484,287	1,263,843	220,444	(567,858)
Galicia Administradora de Fondos S.A.	1,382,069	468,718	913,351	1,121,556
Galicia Broker Asesores de Seguros S.A. (**)	47,231	20,345	26,886	40,720
Galicia Retiro Compañía de Seguros S.A. (**)	507,046	396,155	110,891	3,657
Galicia Securities S.A. (***)	2,566,696	2,225,050	341,646	230,062
Galicia Seguros S.A. (**)	4,717,752	3,052,802	1,664,950	1,211,751
Galicia Warrants S.A.	702,846	171,752	531,094	(41,174)
IGAM LLC	506,066	161,584	344,482	156,518
IGAM Uruguay Agente de Valores S.A.	865	2,800	(1,935)	(2,802)
INVIU S.A.U.	433,281	160,078	273,203	160,450
Naranja Digital Compañía Financiera S.A.U.	833,786	54,920	778,866	(431,203)
Ondara S.A.	31,720	94	31,626	(13,533)
Sudamericana Holding S.A. (**)	5,916,613	3,329,257	2,587,356	1,318,261
Tarjeta Naranja S.A.	101,268	77,416	23,852	3,315,984
Tarjetas Regionales S.A.	103,071,416	77,507,787	25,563,629	2,160,052

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2020.
(***)	Net income for the period between the purchase date and December 31,2020.

	12.31.19
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	839,110,959	708,010,986	131,099,973	30,336,364
Cobranzas Regionales S.A.	702,134	316,551	385,583	(299,779)
Galicia Administradora de Fondos S.A.	612,028	98,149	513,879	302,238
Galicia Broker Asesores de Seguros S.A. (**)	68,001	38,917	29,084	44,140
Galicia Retiro Compañía de Seguros S.A. (**)	488,839	382,963	105,876	(27,432)
Galicia Securities S.A.	—	—	—	—
Galicia Seguros S.A. (**)	—	2,721,178	(2,721,178)	795,761
Galicia Warrants S.A.	793,298	170,513	622,785	171,212
IGAM LLC	3,061,060	2,877,270	183,790	71,697
IGAM Uruguay Agente de Valores S.A.	1,119	—	1,119	(23)
INVIU S.A.U.	3,056,981	2,875,233	181,748	(19,591)
Naranja Digital Compañía Financiera S.A.U.	1,195,023	354,860	840,163	(120,719)
Ondara S.A.	48,201	1,446	46,755	(7,226)
Sudamericana Holding S.A. (**)	6,064,430	3,356,339	2,708,091	862,867
Tarjeta Naranja S.A.	86,914,652	65,532,267	21,382,385	1,843,861
Tarjetas Regionales S.A.	90,010,710	66,840,431	23,170,279	888,870

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2019.
Corporate Reorganization
On September 14, 2020, a Prior Spin-off-Merger Agreement was signed, describing the terms and conditions of the merger by acquisition, by Grupo Financiero Galicia S.A. as the merging company, of the spin-off equity from Dusner S.A., Fedler S.A. and its shareholders, as spin-off companies, jointly holders of 17% of the capital stock of Tarjetas Regionales S.A.
The documents related to the Spin-off-Merger Agreement, were approved by the Boards of Directors of Dusner S.A., Fedler S.A. and Grupo Financiero Galicia S.A. on September 14, 2020.
At the Extraordinary Meeting of Grupo Financiero Galicia S.A. carried out on November 10, 2020, it was approved the aforementioned documentation, the exchange ratio and the capital increase in the amount of Ps. 47,927, through the issuance of 47,927,494 class B ordinary book-entry shares with a nominal value of Ps. 1 (figure expressed in Argentine pesos) and one vote per share, with the right to participate in the profits of the fiscal year beginning on September 1, 2020.
On December 1
5
, 2020, the Final Spin-off-Merger Agreement was signed and registered as a public deed, in the terms of Paragraph 4 of Art. 83 of the Companies Act, through which Grupo Financiero Galicia S.A. incorporated the spin-off equity of the aforementioned companies with effect from September 1, 2020.
Consequently, Grupo Financiero Galicia S.A. now has control of 1,680,183,936 shares of Tarjetas Regionales S.A., which represent 100% of the capital stock and 100% of the votes.
As of December 31, 2020, the administrative approval procedures for the spin-off of part of the equity of each of the spin-off companies were initiated, before the Public Registry of Commerce, and for the merger by acquisition and capital increase of Grupo Financiero Galicia S.A., before the National Securities Commission.
On March 16, 2021 the merger by acquisition and capital increase of Grupo Financiero Galicia S.A. was registered with the Public Registry of Commerce. (See Note 55).
Acquisition of an AlyC-type company
On May 5, 2020, the Group acquired 100% of the capital stock of Galicia Securities S.A. for a total price of $32,158 paid in full at the acquisition date. Galicia Securities S.A. is authorized to act as a settlement and compensation agent and placement and distribution agent of mutual funds in Argentine. The net identifiable assets and goodwill recognized as of the date of acquisition are $22,956 and $9,202, respectively. The goodwill is attributable to a broker dealer license and it will be deductible for tax purposes.

15.2	Equity Investments in Associates
In this fiscal year, Banco Galicia, together with other financial entities, has set up Play Digital S.A. A company whose purpose is to develop and market a payment solution linked to the bank accounts of users of the financial system that will significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.20	12.31.19
Play Digital S.A. (*)	15.58%	Autonomous City of Buenos Aires - Argentina	89,142	—

(*)
After the closing of these financial statements, Banco Galicia has accepted an offer for the sale of VN 31,145,090 shares to another financial entity. Consequently, the shareholding was reduced to 12.976%.

The movements of such investment are as follows:

Company	12.31.19	Contributions	Profit Sharing in income (loss) for the Year	12.31.20
Play Digital S.A.	—	214,195	(125,053)	89,142
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	882,481	85,374	797,107	(571,938)
For more details see Schedule E.